EXPLANATORY NOTE

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-SAR filed with the Securities and Exchange Commission on October 30, 2009 to revise the Portfolio Turnover reported in Question 71 for AIM Core Plus Bond Fund. Other than the aforementioned revision, this Form N-SAR-B/A does not reflect events occurring after the filing of the original Form N-SAR, or modify or update the disclosures therein in any way.

070 R021100 N
071 A000500    127463
071 B000500    266583
071 C000500    408275
071 D000500   31
071 A000600    253059
071 B000600    128221
071 C000600    248162
071 D000600   52
071 A000700     83479
071 B000700    108485
071 C000700    108339
071 D000700   77
071 A000800     99717
071 B000800    136377
071 C000800     97835
071 D000800  102
071 A000900     68725
071 B000900    104721
071 C000900     88279
071 D000900   78
071 A001000     78466
071 B001000     49949
071 C001000     84458
071 D001000   59
071 A001100      3227
071 B001100       675
071 C001100       481
071 D001100   43
072 A000500 12
072 B000500        0
072 C000500     7394
072 D000500        0
072 E000500        0
072 F000500     2792
072 G000500        0
072 H000500        0
072 I000500     1053
072 J000500       31
072 K000500        0
072 L000500      154
072 M000500       32
072 N000500       84
072 O000500        0
072 P000500        0
072 Q000500      133
072 R000500       40
072 S000500       10
072 T000500     1417
072 U000500        0
072 V000500        0
SIGNATURE   KELLI GALLEGOS
TITLE       ASSISTANT VP & ASSISTANT TREASURER